Financial items - Narrative (Details) $ in Millions, kr in Billions	1 Months Ended	3 Months Ended			9 Months Ended
	Oct. 29, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 11, 2025 DKK (kr)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Loss on financial investment		$ 552	$ (113)	$ (348)	$ 465	$ (363)
New finance debt		556	2,135	$ 0	4,198	$ 0
Commercial paper utilised		1,700			1,700			$ 4,100
Q2 2025 Bonds
Disclosure of detailed information about financial instruments [line items]
New finance debt			$ 1,750
Q2 2025 Bonds | Minimum
Disclosure of detailed information about financial instruments [line items]
Finance debt maturity term			3 years
Q2 2025 Bonds | Maximum
Disclosure of detailed information about financial instruments [line items]
Finance debt maturity term			10 years
Project Financing
Disclosure of detailed information about financial instruments [line items]
New finance debt		600			2,400
Commercial Paper Programme
Disclosure of detailed information about financial instruments [line items]
Finance debt available limit		$ 5,000			$ 5,000
Equity securities | Ørsted A/S
Disclosure of detailed information about financial instruments [line items]
Percentage ownership stake in investment		10.00%			10.00%
Loss on financial investment		$ 400
Equity securities | Ørsted A/S | Major purchases of assets [member]
Disclosure of detailed information about financial instruments [line items]
Increase through purchase of financial assets	$ 900
Ørsted A/S
Disclosure of detailed information about financial instruments [line items]
Rights issue authorised amount | kr							kr 60